OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES
NOTE 5 – OTHER CURRENT LIABILITIES AND ACCRUED EXPENSES

	December 31, 2019	December 31, 2018
Payroll and employee benefits	$17,538	$16,587
Income and withholding taxes	17,169	3,087
Handset purchases	16,746	37,405
Value-added tax and other business taxes	12,452	13,990
Dealer commissions and subsidies	11,484	13,411
Interconnection and roaming charges payable	8,798	13,017
Other	39,425	45,938

Other current liabilities and accrued expenses	$123,612	$143,435